Income Taxes - Additional Information (Detail) - Dec. 31, 2014 - USD ($)	Total
Income Taxes [Line Items]
NOLs used to offset taxable income	$ 35,000
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforward	2,400,000
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforward	$ 2,200,000
Operating loss carryforward expiration period	Dec. 31, 2018